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                                ING EQUITY TRUST
                               ING MAYFLOWER TRUST
                           ING INVESTMENT FUNDS, INC.
                                 ING FUNDS TRUST
                                ING MUTUAL FUNDS
                             ING SENIOR INCOME FUND

                    Supplement Dated October 13, 2005 to the

   ING Domestic Equity and Income Funds, ING Domestic Equity Growth Funds and
                         ING Domestic Equity Value Funds
            Classes A, B, C and M Prospectus dated September 30, 2005

                             ING Senior Income Fund
               Classes A, B, C and Q Prospectus dated July 1, 2005

            ING Global Equity Fund and ING International Equity Fund
              Classes A, B and C Prospectus dated February 1, 2005

                  ING Fixed Income Funds and Money Market Funds
              Classes A, B, C and M Prospectus dated July 29, 2005

           ING Global Equity Funds and ING International Equity Funds
              Classes A, B, C and M Prospectus dated March 1, 2005

                  ING Principal Protection Fund (July 3, 2001)
               ING Principal Protection Fund II (November 5, 2001)
                ING Principal Protection Fund III (March 1, 2002)
                 ING Principal Protection Fund IV (June 7, 2002)
               ING Principal Protection Fund V (October 11, 2002)
               ING Principal Protection Fund VI (January 10, 2003)
               ING Principal Protection Fund VII (April 15, 2003)
             ING Principal Protection Fund VIII (September 5, 2003)
               ING Principal Protection Fund IX (January 14, 2004)
                 ING Principal Protection Fund X (April 6, 2004)
                ING Principal Protection Fund XI (July 21, 2004)
              ING Principal Protection Fund XII (November 1, 2004)
                        Classes A, B and C Prospectuses

         Effective immediately, the following four counties located in Alabama are added to the supplements dated September 14, 2005 and September 30, 2005 regarding the waiver of Contingent Deferred Sales Charges for those affected by the recent hurricanes:

Greene, Hale, Pickens, and Tuscaloosa.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE